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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Pegasus Investments, Inc.
                 -------------------------------
   Address:      141 Portland St.
                 -------------------------------
                 Suite  #300
                 -------------------------------
                 Boston MA 02114
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    BRIAN M.O. KOPPERL
         -------------------------------
Title:   MANAGING DIRECTOR
         -------------------------------
Phone:   (617) 367-8500
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Kopperl                  Boston, MA           7/26/01
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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

                       Column 1                                  Column 2                Column 3           Column 4
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              VALUE
                    NAME OF ISSUER                            TITLE OF CLASS               CUSIP             (X1000)
-------------------------------------------------------------------------------------------------------------------------

                       ELAN PLC                                     RT                   G29539148             614

                 AMERICAN GENERAL CORP                              COM                  26351106             14994

                AURORA BIOSCIENCES CORP                             COM                  51920106             7665

            BANK UTD CORP LITIGATN CONT TR                     RT CONTINGENT             65416117              66

                  DEUTSCHE TELEKOM AG                          SPONSORED ADR             251566105            1947

                    F & M NATL CORP                                 COM                  302374103            9029

                  FIFTH THIRD BANCORP                               COM                  316773100             310

                FRANCHISE FIN CORP AMER                             COM                  351807102            15005

                        GPU INC                                     COM                  36225X100            16352

               GALILEO INTERNATIONAL INC                            COM                  363547100            8450

                      HS RES INC                                    COM                  404297103            3823

                   HARCOURT GEN INC                                 COM                  41163G101            8283

                  HONEYWELL INTL INC                                COM                  438516106            19727

                        IBP INC                                     COM                  449223106            10217

             INTERMEDIA COMMUNICATIONS INC                          COM                  458801107            11993

                   M S CARRIERS INC                                 COM                  553533100            8731

                      MAXTOR CORP                                 COM NEW                577729205             427

               MERISTAR HOSPITALITY CORP                            COM                  58984Y103            8251

                    MICROSOFT CORP                                  COM                  594918104            1256

                      MINIMED INC                                   COM                  60365K108            8477

             NEWPORT NEWS SHIPBUILDING INC                          COM                  652228107            9635

                     NOVA CORP GA                                   COM                  669784100            10099

                    QUAKER OATS CO                                  COM                  747402105            5931

                R G S ENERGY GROUP INC                              COM                  74956K104            6953

                   RALSTON PURINA CO                                COM                  751277302            10128

                      REMEDY CORP                                   COM                  759548100            8846

               ROSETTA INPHARMATICS INC                             COM                  777777103            1242

                      SAWTEK INC                                    COM                  805468105             824

             SMITH CHARLES E RESDNTL RLTY                           COM                  832197107            5717

                   SPIEKER PPTYS INC                                COM                  848497103            11810

                   SPRINGS INDS INC                                CL A                  851783100            11100

             STRUCTURAL DYNAMICS RESH CORP                          COM                  863555108            10361

                   SUIZA FOODS CORP                                 COM                  865077101            3360

                      TEXACO INC                                    COM                  881694103            14734

                      TOSCO CORP                                  COM NEW                891490302            17188

            ULTRAMAR DIAMOND SHAMROCK CORP                          COM                  904000106            13043

                 UNITED TELEVISION INC                              COM                  913066106            5934

                     WACHOVIA CORP                                  COM                  929771103            8196

                  WILLAMETTE INDS INC                               COM                  969133107            6184

              WISCONSIN CENT TRANSN CORP                            COM                  976592105            8489

             AMERICAN INTERNATIONAL AUG 80                          OPT                  0268749T6             10

                 DEUTSCHE TEL. OCT 20                               OPT                  2515669V9             66

               GENERAL ELECTRIC JULY 50                             OPT                  3696049G0             250

                    IBP INC. AUG 15                                 OPT                  4492239T5              5

                    IBP INC. NOV 15                                 OPT                  4492239W8             50

                   IBP INC. NOV 12.5                                OPT                  4492239W8             75

                  QUAKER OATS OCT 90                                OPT                  7474029V9             351

                WACHOVIA CORP. JULY 65                              OPT                  9297719S4             23


                       Column 1                       Column 5             Column 6       Column 7            Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                              SHRS OR      SH/ PUT/        INVSTMT         OTHER           VOTING AUTHORITY
                    NAME OF ISSUER            PRN AMT      PRN CALL        DSCRETN        MANAGERS    SOLE     SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------


                       ELAN PLC               2667433         SH            SOLE                    2667433

                 AMERICAN GENERAL CORP         322800         SH            SOLE                     322800

                AURORA BIOSCIENCES CORP        246000         SH            SOLE                     246000

            BANK UTD CORP LITIGATN CONT TR     201473         SH            SOLE                     201473

                  DEUTSCHE TELEKOM AG           86714         SH            SOLE                      86714

                    F & M NATL CORP            225723         SH            SOLE                     225723

                  FIFTH THIRD BANCORP            5161         SH            SOLE                       5161

                FRANCHISE FIN CORP AMER        597558         SH            SOLE                     597558

                        GPU INC                465200         SH            SOLE                     465200

               GALILEO INTERNATIONAL INC       260000         SH            SOLE                     260000

                      HS RES INC                59000         SH            SOLE                      59000

                   HARCOURT GEN INC            142352         SH            SOLE                     142352

                  HONEYWELL INTL INC           563778         SH            SOLE                     563778

                        IBP INC                404600         SH            SOLE                     404600

             INTERMEDIA COMMUNICATIONS INC     804933         SH            SOLE                     804933

                   M S CARRIERS INC            284300         SH            SOLE                     284300

                      MAXTOR CORP               81391         SH            SOLE                      81391

               MERISTAR HOSPITALITY CORP       347400         SH            SOLE                     347400

                    MICROSOFT CORP              17209         SH            SOLE                      17209

                      MINIMED INC              176600         SH            SOLE                     176600

             NEWPORT NEWS SHIPBUILDING INC     157300         SH            SOLE                     157300

                     NOVA CORP GA              321100         SH            SOLE                     321100

                    QUAKER OATS CO              65000         SH            SOLE                      65000

                R G S ENERGY GROUP INC         185400         SH            SOLE                     185400

                   RALSTON PURINA CO           337375         SH            SOLE                     337375

                      REMEDY CORP              254200         SH            SOLE                     254200

               ROSETTA INPHARMATICS INC         80100         SH            SOLE                      80100

                      SAWTEK INC                35000         SH            SOLE                      35000

             SMITH CHARLES E RESDNTL RLTY      113999         SH            SOLE                     113999

                   SPIEKER PPTYS INC           197000         SH            SOLE                     197000

                   SPRINGS INDS INC            251700         SH            SOLE                     251700

             STRUCTURAL DYNAMICS RESH CORP     422900         SH            SOLE                     422900

                   SUIZA FOODS CORP             63270         SH            SOLE                      63270

                      TEXACO INC               221227         SH            SOLE                     221227

                      TOSCO CORP               390200         SH            SOLE                     390200

            ULTRAMAR DIAMOND SHAMROCK CORP     276050         SH            SOLE                     276050

                 UNITED TELEVISION INC          47100         SH            SOLE                      47100

                     WACHOVIA CORP             115200         SH            SOLE                     115200

                  WILLAMETTE INDS INC          124921         SH            SOLE                     124921

              WISCONSIN CENT TRANSN CORP       507400         SH            SOLE                     507400

             AMERICAN INTERNATIONAL AUG 80        200        PUT            SOLE                        200

                 DEUTSCHE TEL. OCT 20             530        PUT            SOLE                        530

               GENERAL ELECTRIC JULY 50          2500        CALL           SOLE                       2500

                    IBP INC. AUG 15              1000        PUT            SOLE                       1000

                    IBP INC. NOV 15              1000        PUT            SOLE                       1000

                   IBP INC. NOV 12.5              940        PUT            SOLE                       940

                  QUAKER OATS OCT 90              650        PUT            SOLE                       650

                WACHOVIA CORP. JULY 65           1170        PUT            SOLE                      1170


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           --------------------

Form 13F Information Table Entry Total:                            48
                                                           --------------------

Form 13F Information Table Value Total:                         326,222
                                                           --------------------
                                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]